UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Rockbay Capital Management, LP
Address:       600 Fifth Avenue, 24th Floor
               New York, New York 10020

Form 13F File Number:  28-10688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          RCM Advisors, LLC, its general partner
Name:          Atul Khanna
Title:         Chief Executive Officer
Phone:         212-332-4220


Signature, Place, and Date of Signing:

/s/ Atul Khanna                    New York, NY                   05/15/08
------------------                 ---------------               -----------
   [Signature] [City, State] [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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
                                      TITLE              VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                       OF CLASS CUSIP      (X$1000)  PRN AMT    PRN  CALL  DSCRETN   MANAGERS     SOLE    SHARED NONE
--------------------------------------------- ---------  --------- ---------- ---------  --------- ---------  --------- ----  -----
ALCOA INC                             COM     013817101     1,677      46,500 SH         DEFINED      01        46,500
ATLAS AMERICA INC                     COM     049167109    21,758     360,000 SH         DEFINED      01       360,000
AXCELIS TECHNOLOGIES INC              COM     054540109    10,784   1,925,797 SH         DEFINED      01     1,925,797
BOISE INC                             COM     09746Y105     7,200   1,125,000 SH         DEFINED      01     1,125,000
CLEAR CHANNEL COMMUNICATIONS          COM     184502102    18,730     641,000 SH         DEFINED      01       641,000
CONSTELLATION ENERGY GROUP INC        COM     210371100    18,978     215,000 SH         DEFINED      01       215,000
CSK AUTO CORPORATION                  COM     125965103     7,914     850,000 SH         DEFINED      01       850,000
CVS CAREMARK CORP                     COM     126650100    14,381     355,000 SH         DEFINED      01       355,000
DOMTAR CORPORATION                    COM     257559104    16,290   2,385,000 SH         DEFINED      01     2,385,000
ENTERGY CORP                          COM     29364G103    10,853      99,500 SH         DEFINED      01        99,500
EQUITABLE RESOURCES INC               COM     294549100    16,286     276,500 SH         DEFINED      01       276,500
EXELON CORP                           COM     30161N101    17,798     219,000 SH         DEFINED      01       219,000
EXTERRAN HOLDINGS INC                 COM     30225X103    20,911     324,000 SH         DEFINED      01       324,000
GEMSTAR TV GUIDE INTERNATIONAL INC    COM     36866W106     9,864   2,098,800 SH         DEFINED      01     2,098,800
GENESCO INC                           COM     371532102     1,156      50,000 CALL       DEFINED      01        50,000
GETTY IMAGES INC                      COM     374276103     4,736     148,000 SH         DEFINED      01       148,000
HILLTOP HOLDINGS INC                  COM     432748101       686      66,000 SH         DEFINED      01        66,000
HORIZON LINES INC                     COM     44044K101    20,103   1,080,200 SH         DEFINED      01     1,080,200
HUNTSMAN CORP                         COM     447011107    21,266     903,000 SH         DEFINED      01       903,000
JOY GLOBAL INC                        COM     481165108    16,616     255,000 SH         DEFINED      01       255,000
LEHMAN BROS HOLDINGS INC              COM     524908100     2,729      72,500 PUT        DEFINED      01        72,500
NRG ENERGY INC                        COM     629377508    35,208     903,000 SH         DEFINED      01       903,000
PATRIOT COAL CORPORATION              COM     70336T104    18,976     404,000 SH         DEFINED      01       404,000
RELIANT ENERGY INC                    COM     75952B105     7,663     324,000 SH         DEFINED      01       324,000
SERVICE CORPORATION INTERNATIONAL     COM     817565104    18,078   1,782,800 SH         DEFINED      01     1,782,800
SOUTHERN UNION CO                     COM     844030106    22,432     964,000 SH         DEFINED      01       964,000
THE WILLIAMS COMPANIES INC            COM     969457100    26,572     805,700 SH         DEFINED      01       805,700
URS CORP                              COM     903236107    25,171     770,000 SH         DEFINED      01       770,000
WALTER INDUSTRIES INC                 COM     93317Q105     9,582     153,000 SH         DEFINED      01       153,000
WENDYS INTERNATIONAL INC              COM     950590109    11,299     490,000 SH         DEFINED      01       490,000

                                30                        435,697

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         30
Form 13F Information Table Value Total:         435,697
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No. Form 13F File Number Name

     01       28- 11760                      RCM Advisors, LLC


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